Goodwill and intangibles (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 19,438	$ 20,163
Impairment	$ 41	7,349	$ 0
Sensitivity Analysis, Possible Decrease In Cash Flow	30.00%
Sensitivity Analysis, Possible Increase In Discount Rate	1.00%
Goodwill
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	$ 5,482	5,590
Present value of in-force long-term insurance business
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	9,379	8,945
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	4,577	5,628
Internally generated software
Disclosure of detailed information about intangible assets [line items]
Goodwill and intangible assets	3,861	$ 4,829
Subsidiaries | HSBC Bank plc | Internally generated software
Disclosure of detailed information about intangible assets [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill	1,200
MENA | Wealth and Personal Banking
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 41
Europe | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Discount rate	8.50%
Europe | Top of range
Disclosure of detailed information about intangible assets [line items]
Discount rate	9.70%